Document and Entity Information	Jun. 21, 2023
Prospectus:
Document Type	497
Document Period End Date	Apr. 30, 2022
Entity Registrant Name	MFS SERIES TRUST XII
Entity Central Index Key	0001330967
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 21, 2023
Document Effective Date	Jun. 21, 2023
Prospectus Date	Aug. 26, 2022
MFS Lifetime 2025 Fund | B
Prospectus:
Trading Symbol	LTTBX
MFS Lifetime 2025 Fund | C
Prospectus:
Trading Symbol	LTTCX
MFS Lifetime 2025 Fund | I
Prospectus:
Trading Symbol	LTTIX
MFS Lifetime 2025 Fund | R1
Prospectus:
Trading Symbol	LTTRX
MFS Lifetime 2025 Fund | R2
Prospectus:
Trading Symbol	LTTSX
MFS Lifetime 2025 Fund | R3
Prospectus:
Trading Symbol	LTTTX
MFS Lifetime 2025 Fund | R4
Prospectus:
Trading Symbol	LTTUX
MFS Lifetime 2025 Fund | A
Prospectus:
Trading Symbol	LTTAX
MFS Lifetime 2025 Fund | R6
Prospectus:
Trading Symbol	LTTKX